OTHER (GAINS) AND LOSSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Impairment of non-financial assets	$ 103.5	$ 0.0
Net gain on foreign currency exchange differences	(17.2)	(41.6)
Impairment of goodwill (Note 29)	0.0	(37.5)
Other	5.4	(12.7)
Other (gains) and losses	$ 91.7	$ (16.8)